Property and Equipment, Net (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2013 Computer and equipment KRW	Dec. 31, 2012 Computer and equipment KRW	Dec. 31, 2013 Furniture and fixtures KRW	Dec. 31, 2012 Furniture and fixtures KRW	Dec. 31, 2013 Vehicles KRW	Dec. 31, 2012 Vehicles KRW	Dec. 31, 2013 Capital lease assets KRW	Dec. 31, 2012 Capital lease assets KRW	Dec. 31, 2013 Leasehold improvements KRW	Dec. 31, 2012 Leasehold improvements KRW	Dec. 31, 2013 Software KRW	Dec. 31, 2012 Software KRW
Property and Equipment
Property and Equipment		23,370,000,000	26,498,000,000	7,212,000,000	10,867,000,000	2,149,000,000	2,100,000,000	78,000,000	89,000,000	1,287,000,000	1,140,000,000	746,000,000	771,000,000	11,898,000,000	11,531,000,000
Less: accumulated depreciation		(21,055,000,000)	(22,974,000,000)
Property and equipment, net	$ 2,194,000	2,315,000,000	3,524,000,000